TYPE:	13F-HR
PERIOD	06/30/2006
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch Co Cl A    COM              002896207      685 12350.0000 SH     Sole               12250.0000          100.0000
Altera Corporation             COM              021441100     1044 59500.0000 SH     Sole               59500.0000
Altria Group Inc               COM              02209S103     1194 16254.0000 SH     Sole               16224.0000           30.0000
Amazon.Com Inc                 COM              023135106     1167 30175.0000 SH     Sole               30175.0000
Amdocs Ltd                     COM              2256908        274 7500.0000 SH      Sole                7500.0000
American Intl Group Com        COM              026874107     1125 19050.0000 SH     Sole               19050.0000
Anheuser-Busch Cos Inc         COM              035229103     1172 25700.0000 SH     Sole               25650.0000           50.0000
Automatic Data Processing      COM              053015103     1569 34587.0000 SH     Sole               34587.0000
Beckman Coulter Inc            COM              075811109      256 4600.0000 SH      Sole                4600.0000
Bed Bath & Beyond Inc          COM              075896100      272 8200.0000 SH      Sole                8200.0000
Bemis Company                  COM              081437105      274 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     5500  60.0000 SH       Sole                  57.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     7627 2506.5000 SH      Sole                2366.5000          140.0000
Biomet Inc                     COM              090613100      792 25300.0000 SH     Sole               25300.0000
Boston Scientific Corp         COM              101137107      265 15745.0000 SH     Sole               15745.0000
Boulder Growth & Income Fund   COM              101507101      632 81500.0000 SH     Sole               81500.0000
Boulder Total Return Fund      COM              101541100    14588 810429.0000 SH    Sole              801795.0000         8634.0000
CVS Corp                       COM              126650100     1032 33600.0000 SH     Sole               33600.0000
Caterpillar Inc                COM              149123101      871 11700.0000 SH     Sole               11700.0000
Cephalon Inc                   COM              156708109     1779 29600.0000 SH     Sole               29600.0000
China Yuchai Intl Ltd          COM              G21082105       13 1800.0000 SH      Sole                1800.0000
Cisco Systems Inc Com          COM              17275R102      860 44022.0000 SH     Sole               44022.0000
Citigroup Inc Com              COM              172967101     1213 25138.9998 SH     Sole               23731.9998         1407.0000
Coca Cola Co Com               COM              191216100      454 10558.0000 SH     Sole               10513.0000           45.0000
Comcast Corp-Special Cl A      COM              20030N200      741 22600.0000 SH     Sole               22600.0000
Costco Wholesale Corp          COM              22160K105     1818 31825.0000 SH     Sole               31825.0000
Danaher Corp                   COM              235851102      717 11150.0000 SH     Sole               11150.0000
De Luxe Corp                   COM              248019101      239 13650.0000 SH     Sole               13600.0000           50.0000
Dell Inc                       COM              24702R101     2768 113150.0000 SH    Sole              113150.0000
Disney Walt Co Com             COM              254687106     1583 52765.0000 SH     Sole               52765.0000
Dow Jones & Co Inc             COM              260561105      544 15550.0000 SH     Sole               15550.0000
E*Trade Group Inc              COM              269246104     1175 51470.0000 SH     Sole               51470.0000
EBay Inc                       COM              278642103      321 10950.0000 SH     Sole               10950.0000
EMC Corp Mass Com              COM              268648102     1045 95244.0000 SH     Sole               95244.0000
Eastman Kodak Co               COM              277461109      706 29700.0000 SH     Sole               29700.0000
Eaton Corp                     COM              278058102      256 3400.0000 SH      Sole                3400.0000
Electronic Arts Inc            COM              285512109      582 13525.0000 SH     Sole               13525.0000
Exxon Mobil Corproration       COM              30231G102      334 5437.0000 SH      Sole                5437.0000
FedEx Corp                     COM              31428x106      546 4675.0000 SH      Sole                4675.0000
First Trust Value Line DVD     COM              33735A100      377 25025.0000 SH     Sole               25025.0000
Fiserv Inc                     COM              337738108      841 18550.0000 SH     Sole               18550.0000
Forest City Enterprises Cl A   COM              345550107      351 7040.0000 SH      Sole                7040.0000
Genentech Inc                  COM              368710406      286 3500.0000 SH      Sole                3500.0000
General Elec Co Com            COM              369604103      742 22497.0000 SH     Sole               22361.0000          136.0000
Google Inc Cl A                COM              38259P508      969 2310.0000 SH      Sole                2310.0000
Hewlett-Packard Co             COM              428236103     1131 35688.0000 SH     Sole               35688.0000
Home Depot Inc Com             COM              437076102     1834 51239.0000 SH     Sole               51239.0000
IAC/InterActiveCorp            COM              44919P300      577 21775.0000 SH     Sole               21675.0000          100.0000
Intel Corp Com                 COM              458140100      605 31864.0000 SH     Sole               31864.0000
JP Morgan Chase & Co.          COM              46625H100     2228 53056.0000 SH     Sole               53001.0000           55.0000
Jack Henry & Associates        COM              426281101      245 12450.0000 SH     Sole               12450.0000
Johnson & Johnson Com          COM              478160104     1467 24475.5250 SH     Sole               24475.5250
Knight Trading Group Inc       COM              499063105      323 21200.0000 SH     Sole               21200.0000
Lear Corp                      COM              521865105      615 27675.0000 SH     Sole               27675.0000
Leucadia Natl Corp Com         COM              527288104     2029 69500.0000 SH     Sole               69500.0000
Level 3 Communications Inc     COM              52729N100       84 19000.0000 SH     Sole                1000.0000        18000.0000
Liz Claiborne Inc              COM              539320101      371 10004.0000 SH     Sole               10004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      260 7750.0000 SH      Sole                7750.0000
McDonald's Corporation         COM              580135101      470 13999.0000 SH     Sole               13999.0000
Mentor Graphics Corp           COM              587200106      309 23800.0000 SH     Sole               23800.0000
Mercury Genl Corp New Com      COM              589400100      800 14200.0000 SH     Sole               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1211 51982.0000 SH     Sole               51732.0000          250.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     2074 148700.0000 SH    Sole              148700.0000
NY Community Bancorp           COM              649445103      977 59150.0000 SH     Sole               59150.0000
NYSE Group Inc                 COM              62949W103     1682 24560.0000 SH     Sole               24560.0000
Nasdaq 100 Shares              COM              631100104      957 24695.0000 SH     Sole               24695.0000
New York Times Co Cl A         COM              650111107      655 26700.0000 SH     Sole               26700.0000
Nokia Corp - Spon ADR          COM              654902204      562 27715.0000 SH     Sole               27615.0000          100.0000
OSI Restaurant Partners Inc    COM              67104A101      469 13550.0000 SH     Sole               13550.0000
Omnicare Inc Com               COM              681904108      450 9500.0000 SH      Sole                9500.0000
Palm Inc                       COM              696643105      515 32000.0000 SH     Sole               32000.0000
Pfizer Inc Com                 COM              717081103      774 32975.9325 SH     Sole               32644.9325          331.0000
Plum Creek Timber Co Inc       COM              729251108     1272 35825.0000 SH     Sole               35825.0000
Procter & Gamble Co Com        COM              742718109      327 5875.0000 SH      Sole                5875.0000
Sears Holdings Corp            COM              812350106     1324 8525.0000 SH      Sole                8525.0000
Shaw Communications Inc B      COM              82028K200     2022 71457.0000 SH     Sole               71457.0000
Sirius Satellite Radio Inc     COM              82966U103      209 44000.0000 SH     Sole               44000.0000
Six Flags Inc                  COM              83001P109     3307 588432.0000 SH    Sole              588432.0000
Sprint Nextel Corp             COM              852061100      701 35057.0000 SH     Sole               35057.0000
Stryker Corp Com               COM              863667101     1577 37450.0000 SH     Sole               37450.0000
Sysco Corp                     COM              871829107      498 16289.0000 SH     Sole               16289.0000
Tellabs Inc                    COM              879664100     1125 84550.0000 SH     Sole               84550.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      325 10298.0000 SH     Sole               10298.0000
Texas Instruments Inc          COM              882508104     1337 44125.0000 SH     Sole               44125.0000
The DirecTV Group Inc          COM              25459L106      839 50875.0000 SH     Sole               50875.0000
Time Warner Inc                COM              887317105      557 32173.0000 SH     Sole               32173.0000
Toyota Industries Corp         COM              J92628106      395 10000.0000 SH     Sole               10000.0000
Tyco International Ltd         COM              902124106     1986 72206.0000 SH     Sole               72206.0000
UST Inc Com                    COM              902911106      767 16975.0000 SH     Sole               16975.0000
Wal Mart Stores Inc Com        COM              931142103     1317 27349.0000 SH     Sole               27349.0000
Walgreen Co                    COM              931422109      771 17200.0000 SH     Sole               17200.0000
Waters Corporations            COM              941848103     1285 28950.0000 SH     Sole               28950.0000
Wells Fargo & Co New Com       COM              949746101     1699 25325.0000 SH     Sole               25325.0000
Yahoo! Inc Com                 COM              984332106     1191 36100.0000 SH     Sole               36100.0000
iShares DJ Select Dividend     COM              464287168      347 5500.0000 SH      Sole                5500.0000
iShares MSCI EAFE Index Fund   COM              464287465      206 3155.0000 SH      Sole                3155.0000
iShares MSCI Japan Index Fd    COM              464286848     2152 157750.0000 SH    Sole              157750.0000
iShares NASDAQ Biotech Index   COM              464287556      326 4483.0000 SH      Sole                4483.0000
iShares Russell 1000 Value     COM              464287598      446 6105.0000 SH      Sole                6105.0000
iShares S&P 500/Barra Growth   COM              464287309      365 6255.0000 SH      Sole                6255.0000